Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	$ (8,113,061)	$ (7,254,264)	$ (74,197,552)	$ 56,873,846
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(62,725,055)	11,959,635
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(11,461,191)	43,088,866
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(11,306)	1,542,907
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			$ 0	$ 282,438